Subsequent Event - Additional Information (Detail) - Shares Repurchased [Member] shares in Millions, ¥ in Billions	May 10, 2022 JPY (¥) shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares for repurchase | shares	25
Total purchase price for repurchase | ¥	¥ 200
Period of repurchase	May 10, 2023